Statement of Changes in Net Assets Available for Benefits (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP 001
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
Employer, net of forfeitures	$ 1,341